DISCONTINUED OPERATIONS - Discontinued operations statements of income and comprehensive income (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2015
DISCONTINUED OPERATIONS
Revenues		$ 194.1
Expenses		213.6
Loss before income taxes		(19.5)
Income taxes	$ (2.9)	(3.4)
Loss on disposal of businesses		(3.6)
Gain (loss) from discontinued operations	$ 14.6	$ (19.7)